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       Investments(R)







                                                 May 5, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Protected Principal Trust (the "Trust")
     Pioneer Protected Principal Plus Fund II (the "Fund")
     (File Nos. 333-96545 and 811-21163)
     CIK No. 0001175959

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus, supplement thereto and statement of additional information relating to the offering of the Fund's Class A, Class B and Class C shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 3 to the Trust's registration statement on Form N-1A filed electronically (Accession No. 0001016964-03-000124) on April 30, 2003.

     If you have any questions about this certification, please contact me at (617) 422-4952 (collect).

                                                 Very truly yours,


                                                 /s/ Christopher J. Kelley
                                                 Christopher J. Kelley
                                                 Assistant Vice President and
                                                 Senior Counsel

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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